Related Party Transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 820	$ 375	$ 365
Director's fees	71	30	48
Share-based compensation	230	51	190
Other compensation, including short-term benefits	0	0	173
Remuneration of Directors and Officers	$ 1,121	$ 456	$ 776